CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
7.	CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments made by the Company and its subsidiaries are classified as trading securities and are measured at their fair values.

(a)	Cash and cash equivalents

	09/30/2018	12/31/2017
Cash	352,607	277,500
Cash equivalents	4,716,514	6,585,184

Total	5,069,121	6,862,684

	09/30/2018	12/31/2017
Repurchase agreements	3,620,557	6,225,547
Private securities	839,130	—
Bank certificates of deposit (CDBs)	245,077	348,318
Time deposits	7,409	1,307
Other	4,341	10,012
Cash equivalents	4,716,514	6,585,184

(b)	Short-term investments

	09/30/2018	12/31/2017
Private securities	62,110	114,839
Government securities	29,613	21,447
Total	91,723	136,286
Current	29,613	21,447
Non-current	62,110	114,839

The Company and its subsidiaries hold short-term investments in Brazil and abroad for the purpose of earning interest on cash, benchmarked to CDI in Brazil, LIBOR for the US dollar-denominated portion, and EURIBOR for the euro-denominated portion.

The amounts of cash equivalents and short-term investments are basically invested through exclusive investment funds, and most of the portfolio consists of Government Securities with yield pegged to the SELIC rate. The portfolio is preferably allocated to highly liquid spot market instruments for all investments.

7.       CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments made by the Company and its subsidiaries for the years ended December 31, 2017 and 2016, are classified as trading securities and are measured at their fair values.

(a)	Cash and cash equivalents

	2017	2016
Cash	277,500	270,310
Cash equivalents	6,585,184	7,292,941

Total	6,862,684	7,563,251

	2017	2016
Time deposits	6,225,547	5,859,969
Bank certificates of deposit (CDBs)	348,318	1,319,321
Repurchase agreements	1,307	1,586
Other	10,012	112,065

Cash equivalents	6,585,184	7,292,941

(b)	Short-term investments

	2017	2016
Private securities	114,839	169,473
Government securities	21,447	116,532

Total	136,286	286,005

Current	21,447	116,532
Non-current	114,839	169,473

The Company and its subsidiaries hold short-term investments in Brazil and abroad for the purpose of earning interest on cash, benchmarked to CDI in Brazil, LIBOR for the US dollar-denominated portion, and EURIBOR for the euro-denominated portion.